NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-13 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)1

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 21, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 8, 2021 (inception) to December 31, 2021.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid cap Growth Fund: Series I Shares (OVAG) 1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 6, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 25, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	162	$4,626	$5,957	$-	$5,957	$22	$5,935	$5,935	$-	$5,935
ALVSVA	588	11,516	13,790	10	13,800	-	13,800	13,800	-	13,800
ACVI	5,533	58,920	82,226	20	82,246	-	82,246	82,246	-	82,246
ACVIP2	11,459	119,738	130,862	-	130,862	1	130,861	130,861	-	130,861
ACVMV1	22,177	425,610	554,856	-	554,856	21	554,835	554,835	-	554,835
ACVV	35,866	356,887	490,293	-	490,293	8	490,285	490,285	-	490,285
ACVV2	5,425	68,730	74,275	2	74,277	-	74,277	74,277	-	74,277
BRVTR3	6,359	76,205	75,228	66	75,294	-	75,294	75,294	-	75,294
MLVGA3	11,548	168,293	166,055	-	166,055	2	166,053	166,053	-	166,053
DSIF	1,163	58,119	90,517	19	90,536	-	90,536	90,536	-	90,536
DVSCS	4,241	85,359	99,869	-	99,869	13	99,856	99,856	-	99,856
DWVSVS	694	26,432	31,430	-	31,430	25	31,405	31,405	-	31,405
FQB	10,367	119,007	116,734	-	116,734	12	116,722	116,722	-	116,722
FCS	431	15,565	23,264	10	23,274	-	23,274	23,274	-	23,274
FEIS	2,239	51,899	58,134	-	58,134	9	58,125	58,125	-	58,125
FGS	2,302	182,400	234,066	-	234,066	73	233,993	233,993	-	233,993
FIGBS	24,463	313,707	322,420	-	322,420	14	322,406	322,406	-	322,406
FMMP2	1,365,222	1,365,222	1,365,222	-	1,365,222	26	1,365,196	1,365,196	-	1,365,196
FOS	8,990	187,501	261,878	-	261,878	33	261,845	261,845	-	261,845
FTVDM2	3,012	32,295	32,141	-	32,141	2	32,139	32,139	-	32,139
FTVGI2	11,783	178,645	154,710	-	154,710	16	154,694	154,694	-	154,694
FTVSV2	6,174	93,166	108,293	2	108,295	-	108,295	108,295	-	108,295
FTVUG2	3,035	36,639	35,110	-	35,110	12	35,098	35,098	-	35,098
TIF2	22,538	302,940	306,297	-	306,297	-	306,297	306,297	-	306,297
RVARS	3,530	85,125	95,358	-	95,358	28	95,330	95,330	-	95,330
ACC1	1,426	21,355	30,148	-	30,148	11	30,137	30,137	-	30,137
ACGI	24,186	484,790	573,199	-	573,199	4	573,195	573,195	-	573,195
AVSCE	528	9,558	12,393	7	12,400	-	12,400	12,400	-	12,400
OVAG	30	2,303	3,447	-	3,447	18	3,429	3,429	-	3,429
OVGS	4,705	203,024	269,234	17	269,251	-	269,251	269,251	-	269,251
OVSC	7,237	178,420	227,737	-	227,737	52	227,685	227,685	-	227,685
WRASP	1,323	12,108	13,479	-	13,479	10	13,469	13,469	-	13,469
WRMCG	5,345	91,811	95,362	-	95,362	19	95,343	95,343	-	95,343
JABS	3,013	108,371	160,097	10	160,107	-	160,107	160,107	-	160,107
JACAS	7,128	267,634	403,730	-	403,730	17	403,713	403,713	-	403,713
JAFBS	7,170	92,743	95,150	-	95,150	9	95,141	95,141	-	95,141
SBVSG	1,663	47,935	60,396	-	60,396	16	60,380	60,380	-	60,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MNDSC	1,212	20,729	24,039	-	24,039	4	24,035	24,035	-	24,035
MVFSC	19,663	382,650	475,060	-	475,060	34	475,026	475,026	-	475,026
MSVRE	7,434	158,109	174,484	16	174,500	-	174,500	174,500	-	174,500
GVEX2	5,025	120,194	139,394	15	139,409	-	139,409	139,409	-	139,409
MCIF2	219	5,931	5,981	-	5,981	5	5,976	5,976	-	5,976
NAMAA2	14,601	180,030	198,135	2	198,137	-	198,137	198,137	-	198,137
NVDBL2	11,318	176,089	196,263	-	196,263	4	196,259	196,259	-	196,259
NVLCP1	36,859	430,841	423,512	15	423,527	-	423,527	423,527	-	423,527
NVMLG2	43,582	429,997	440,618	6	440,624	-	440,624	440,624	-	440,624
NVMMG2	3,695	35,608	38,683	-	38,683	3	38,680	38,680	-	38,680
NVMMV2	2,871	21,870	27,528	-	27,528	23	27,505	27,505	-	27,505
NVOLG1	25,029	593,118	601,437	6	601,443	-	601,443	601,443	-	601,443
SCF2	4,705	97,343	110,941	-	110,941	16	110,925	110,925	-	110,925
SCVF2	2,420	26,650	26,624	-	26,624	2	26,622	26,622	-	26,622
AMCG	7,481	204,590	301,791	31	301,822	-	301,822	301,822	-	301,822
AMINS	4,513	52,084	73,882	1	73,883	-	73,883	73,883	-	73,883
AMMCGS	1,253	31,348	45,130	-	45,130	8	45,122	45,122	-	45,122
AMRS	3,499	69,101	83,351	-	83,351	9	83,342	83,342	-	83,342
AMTB	10,027	107,046	105,081	-	105,081	7	105,074	105,074	-	105,074
PMVAAD	4,541	46,103	52,950	5	52,955	-	52,955	52,955	-	52,955
PMVFAD	459	4,570	4,209	-	4,209	4	4,205	4,205	-	4,205
PMVHYA	32,523	257,053	258,233	-	258,233	62	258,171	258,171	-	258,171
PMVLDA	32,733	336,329	334,861	5	334,866	-	334,866	334,866	-	334,866
TRBCG2	11,522	357,326	581,531	68	581,599	-	581,599	581,599	-	581,599
TREI2	2,920	81,310	87,329	-	87,329	28	87,301	87,301	-	87,301
WFVSCG	1,275	14,230	17,901	-	17,901	20	17,881	17,881	-	17,881

Total (unaudited)			$11,702,305	$333	$11,702,638	$702	$11,701,936	$11,701,936	$-	$11,701,936

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIA	ALVSVA	ACVI	ACVIP2	ACVMV1	ACVV	ACVV2
Reinvested dividends	$157,022	46	98	151	4,017	6,344	8,160	1,118
Mortality and expense risk charges (note 2)	(44,208)	(30)	(44)	(332)	(488)	(1,999)	(1,679)	(318)

Net investment income (loss)	112,814	16	54	(181)	3,529	4,345	6,481	800

Realized gain (loss) on investments	509,542	93	41	6,029	681	21,464	5,804	14
Change in unrealized gain (loss) on investments	322,342	1,275	3,559	(975)	3,148	86,862	84,572	5,545

Net gain (loss) on investments	831,884	1,368	3,600	5,054	3,829	108,326	90,376	5,559

Reinvested capital gains	511,124	-	-	2,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,455,822	1,384	3,654	7,540	7,358	112,671	96,857	6,359

Investment Activity*:	BRVTR3	MLVGA3	DCAP	DSIF	DVSCS	DWVSVS	FQB	FCS
Reinvested dividends	$1,273	1,628	1,920	928	1,177	178	3,331	10
Mortality and expense risk charges (note 2)	(492)	(795)	(1,570)	(282)	(712)	(104)	(455)	(113)

Net investment income (loss)	781	833	350	646	465	74	2,876	(103)

Realized gain (loss) on investments	(459)	7,085	161,669	86	6,493	18	1,462	107
Change in unrealized gain (loss) on investments	(2,501)	(24,154)	(96,452)	15,575	16,017	7,872	(7,760)	2,333

Net gain (loss) on investments	(2,960)	(17,069)	65,217	15,661	22,510	7,890	(6,298)	2,440

Reinvested capital gains	326	28,498	48,039	3,474	2,410	-	1,155	2,617

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,853)	12,262	113,606	19,781	25,385	7,964	(2,267)	4,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FEIS	FGS	FIGBS	FMCS	FMMP2	FOS	FTVDM2	FTVGI2
Reinvested dividends	$979	-	6,320	-	35	1,096	1,148	-
Mortality and expense risk charges (note 2)	(213)	(837)	(1,128)	(15)	(1,275)	(939)	(445)	(699)

Net investment income (loss)	766	(837)	5,192	(15)	(1,240)	157	703	(699)

Realized gain (loss) on investments	118	36,109	71	4,305	-	4,184	11,189	(11,062)
Change in unrealized gain (loss) on investments	4,494	(40,783)	(17,615)	(2,895)	-	19,980	(14,375)	670

Net gain (loss) on investments	4,612	(4,674)	(17,544)	1,410	-	24,164	(3,186)	(10,392)

Reinvested capital gains	6,084	51,745	8,862	15	-	18,468	2,632	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,462	46,234	(3,490)	1,410	(1,240)	42,789	149	(11,091)

Investment Activity*:	FTVSV2	FTVUG2	TIF2	RVARS	ACC1	ACGI	AVSCE	OVAG
Reinvested dividends	$1,182	837	5,911	-	998	8,365	24	-
Mortality and expense risk charges (note 2)	(418)	(121)	(1,145)	(419)	(192)	(1,884)	(48)	(16)

Net investment income (loss)	764	716	4,766	(419)	806	6,481	(24)	(16)

Realized gain (loss) on investments	1,155	(11)	(1,747)	212	(1,028)	(776)	160	3
Change in unrealized gain (loss) on investments	20,375	(1,472)	8,811	4,707	15,805	122,572	1,531	199

Net gain (loss) on investments	21,530	(1,483)	7,064	4,919	14,777	121,796	1,691	202

Reinvested capital gains	3,130	-	-	2,356	-	-	759	351

Net increase (decrease) in contract owners’ equity resulting from operations	$25,424	(767)	11,830	6,856	15,583	128,277	2,426	537

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVGS	OVSC	WRASP	WRMCG	JABS	JACAS	JAFBS	SBVSG
Reinvested dividends	$-	1,164	210	-	1,204	-	1,555	-
Mortality and expense risk charges (note 2)	(1,032)	(1,303)	(44)	(417)	(700)	(1,319)	(332)	(260)

Net investment income (loss)	(1,032)	(139)	166	(417)	504	(1,319)	1,223	(260)

Realized gain (loss) on investments	12,345	29,551	7	124	13,656	4,080	42	4,224
Change in unrealized gain (loss) on investments	13,990	10,098	(291)	(1,603)	12,023	24,395	(4,949)	(3,866)

Net gain (loss) on investments	26,335	39,649	(284)	(1,479)	25,679	28,475	(4,907)	358

Reinvested capital gains	14,929	19,580	1,351	10,307	1,351	47,017	2,275	8,008

Net increase (decrease) in contract owners’ equity resulting from operations	$40,232	59,090	1,233	8,411	27,534	74,173	(1,409)	8,106

Investment Activity*:	M2IGSS	MNDSC	MVFSC	MSVRE	GVEX2	MCIF2	NAMAA2	NVCMD2
Reinvested dividends	$-	-	4,259	1,604	2,438	63	-	-
Mortality and expense risk charges (note 2)	(6)	(87)	(1,349)	(459)	(265)	(8)	(634)	(137)

Net investment income (loss)	(6)	(87)	2,910	1,145	2,173	55	(634)	(137)

Realized gain (loss) on investments	7,027	30	9,477	(1,104)	67	212	239	10,362
Change in unrealized gain (loss) on investments	(7,898)	(4,138)	61,146	34,045	13,672	-	18,105	(3,998)

Net gain (loss) on investments	(871)	(4,108)	70,623	32,941	13,739	212	18,344	6,364

Reinvested capital gains	-	4,485	8,371	-	382	37	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(877)	290	81,904	34,086	16,294	304	17,710	6,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVDBL2	NVLCP1	NVMLG2	NVMMG2	NVMMV2	NVOLG1	SCF2	SCVF2
Reinvested dividends	$378	7,889	-	-	196	2,381	-	-
Mortality and expense risk charges (note 2)	(1,051)	(226)	(1,375)	(142)	(92)	(261)	(524)	(135)

Net investment income (loss)	(673)	7,663	(1,375)	(142)	104	2,120	(524)	(135)

Realized gain (loss) on investments	78	(492)	(3,714)	25	76	(191)	(33)	(36)
Change in unrealized gain (loss) on investments	12,744	(7,329)	62,474	(7,908)	5,122	8,318	24,893	6,450

Net gain (loss) on investments	12,822	(7,821)	58,760	(7,883)	5,198	8,127	24,860	6,414

Reinvested capital gains	1,795	-	69,182	5,876	-	-	1,165	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,944	(158)	126,567	(2,149)	5,302	10,247	25,501	6,279

Investment Activity*:	AMCG	AMINS	AMMCGS	AMRS	AMTB	PMVAAD	PMVFAD	PMVHYA
Reinvested dividends	$-	232	-	199	2,746	5,757	272	56,509
Mortality and expense risk charges (note 2)	(1,072)	(259)	(158)	(382)	(366)	(269)	(24)	(4,533)

Net investment income (loss)	(1,072)	(27)	(158)	(183)	2,380	5,488	248	51,976

Realized gain (loss) on investments	19,240	3,342	292	43	(37)	480	(20)	17,670
Change in unrealized gain (loss) on investments	(13,174)	4,672	(349)	14,250	(1,951)	1,412	(629)	(34,441)

Net gain (loss) on investments	6,066	8,014	(57)	14,293	(1,988)	1,892	(649)	(16,771)

Reinvested capital gains	31,630	1,060	5,218	-	-	-	8	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,624	9,047	5,003	14,110	392	7,380	(393)	35,205

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLDA	PMVTRA	PVTSCB	TRBCG2	TREI2	WFVSCG
Reinvested dividends	$1,731	7,431	488	-	1,042	-
Mortality and expense risk charges (note 2)	(1,413)	(1,512)	(301)	(2,230)	(262)	(62)

Net investment income (loss)	318	5,919	187	(2,230)	780	(62)

Realized gain (loss) on investments	185	(3,505)	935	131,363	16	17
Change in unrealized gain (loss) on investments	(5,026)	(31,026)	-	(102,951)	9,844	(704)

Net gain (loss) on investments	(4,841)	(34,531)	935	28,412	9,860	(687)

Reinvested capital gains	-	20,370	-	65,550	5,627	1,962

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,523)	(8,242)	1,122	91,732	16,267	1,213

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIA		ALVSVA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$112,814	154,171	16	51	54	60	(181)	108
Realized gain (loss) on investments	509,542	3,566	93	(71)	41	(63)	6,029	801
Change in unrealized gain (loss) on investments	322,342	624,462	1,275	(43)	3,559	(156)	(975)	18,093
Reinvested capital gains	511,124	416,689	-	247	-	409	2,667	1,196

Net increase (decrease) in contract owners’ equity resulting from operations	1,455,822	1,198,888	1,384	184	3,654	250	7,540	20,198

Equity transactions:
Purchase payments received from contract owners (note 4)	323	188,507	-	-	-	-	-	-
Transfers between funds	-	-	-	570	-	-	(6,003)	(4,181)
Redemptions (notes 2, 3, and 4)	(943,333)	(2,414,561)	(618)	(240)	(276)	(209)	(16,054)	(1,187)
Adjustments to maintain reserves	(259)	370	-	(29)	9	(12)	72	(42)

Net equity transactions	(943,269)	(2,225,684)	(618)	301	(267)	(221)	(21,985)	(5,410)

Net change in contract owners’ equity	512,553	(1,026,796)	766	485	3,387	29	(14,445)	14,788
Contract owners’ equity at beginning of period	11,189,383	12,216,179	5,169	4,684	10,413	10,384	96,691	81,903

Contract owners’ equity at end of period	$11,701,936	11,189,383	5,935	5,169	13,800	10,413	82,246	96,691

CHANGE IN UNITS:
Beginning units	371,980	504,000	121	112	184	189	2,464	2,617
Units purchased	293,440	567,795	-	18	-	-	7	8
Units redeemed	(175,738)	(699,815)	(12)	(9)	(4)	(5)	(538)	(161)

Ending units	489,682	371,980	109	121	180	184	1,933	2,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP2		ACVMV1		ACVV		ACVV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,529	1,542	4,345	7,094	6,481	8,452	800	49
Realized gain (loss) on investments	681	2,968	21,464	841	5,804	20,284	14	(53)
Change in unrealized gain (loss) on investments	3,148	11,209	86,862	(4,093)	84,572	(5,262)	5,545	-
Reinvested capital gains	-	-	-	-	-	8,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,358	15,719	112,671	3,842	96,857	32,419	6,359	(4)

Equity transactions:
Purchase payments received from contract owners (note 4)	41	333	23	190	-	-	-	-
Transfers between funds	(6,519)	(4,905)	(34,255)	(4,591)	3,674	101,486	67,916	4
Redemptions (notes 2, 3, and 4)	(3,300)	(70,800)	(58,982)	(11,906)	(30,709)	(111,938)	-	-
Adjustments to maintain reserves	12	(13)	1	(12)	16	(7)	2	-

Net equity transactions	(9,766)	(75,385)	(93,213)	(16,319)	(27,019)	(10,459)	67,918	4

Net change in contract owners’ equity	(2,408)	(59,666)	19,458	(12,477)	69,838	21,960	74,277	-
Contract owners’ equity at beginning of period	133,269	192,935	535,377	547,854	420,447	398,487	-	-

Contract owners’ equity at end of period	$130,861	133,269	554,835	535,377	490,285	420,447	74,277	-

CHANGE IN UNITS:
Beginning units	7,150	11,271	13,465	13,895	9,904	9,438	-	-
Units purchased	18	108	36	249	81	3,338	4,579	944
Units redeemed	(536)	(4,229)	(2,137)	(679)	(675)	(2,872)	-	(944)

Ending units	6,632	7,150	11,364	13,465	9,310	9,904	4,579	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVTR3		MLVGA3		DCAP		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$781	1,034	833	1,528	350	1,768	646	2,000
Realized gain (loss) on investments	(459)	19	7,085	1,402	161,669	983	86	35,411
Change in unrealized gain (loss) on investments	(2,501)	989	(24,154)	11,299	(96,452)	70,434	15,575	(22,682)
Reinvested capital gains	326	3,816	28,498	11,103	48,039	33,050	3,474	15,165

Net increase (decrease) in contract owners’ equity resulting from operations	(1,853)	5,858	12,262	25,332	113,606	106,235	19,781	29,894

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	9	71	-	-
Transfers between funds	(1,944)	-	(44,671)	(74,597)	(656,973)	60,768	-	-
Redemptions (notes 2, 3, and 4)	-	-	(2,047)	(340)	(15,534)	(80,840)	-	(207,394)
Adjustments to maintain reserves	(38)	(33)	(12)	2	23	(6)	3	21

Net equity transactions	(1,982)	(33)	(46,730)	(74,935)	(672,475)	(20,007)	3	(207,373)

Net change in contract owners’ equity	(3,835)	5,825	(34,468)	(49,603)	(558,869)	86,228	19,784	(177,479)
Contract owners’ equity at beginning of period	79,129	73,304	200,521	250,124	558,869	472,641	70,752	248,231

Contract owners’ equity at end of period	$75,294	79,129	166,053	200,521	-	558,869	90,536	70,752

CHANGE IN UNITS:
Beginning units	6,643	6,643	8,288	12,414	11,063	11,468	1,280	5,281
Units purchased	2,409	-	121	198	8	1,737	-	-
Units redeemed	(2,587)	-	(1,969)	(4,324)	(11,071)	(2,142)	-	(4,001)

Ending units	6,465	6,643	6,440	8,288	-	11,063	1,280	1,280

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		DWVSVS		FQB		FCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$465	617	74	113	2,876	1,843	(103)	(63)
Realized gain (loss) on investments	6,493	(2,412)	18	(8,173)	1,462	1,575	107	18
Change in unrealized gain (loss) on investments	16,017	5,650	7,872	309	(7,760)	2,270	2,333	4,237
Reinvested capital gains	2,410	5,281	-	1,122	1,155	228	2,617	80

Net increase (decrease) in contract owners’ equity resulting from operations	25,385	9,136	7,964	(6,629)	(2,267)	5,916	4,954	4,272

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(20,650)	330	182	(11,438)	1,818	69,169	-	-
Redemptions (notes 2, 3, and 4)	(8,000)	(7,265)	(340)	-	(20,727)	(15,110)	(298)	(266)
Adjustments to maintain reserves	(37)	28	(12)	(8)	8	(9)	28	(3)

Net equity transactions	(28,687)	(6,907)	(170)	(11,446)	(18,901)	54,050	(270)	(269)

Net change in contract owners’ equity	(3,302)	2,229	7,794	(18,075)	(21,168)	59,966	4,684	4,003
Contract owners’ equity at beginning of period	103,158	100,929	23,611	41,686	137,890	77,924	18,590	14,587

Contract owners’ equity at end of period	$99,856	103,158	31,405	23,611	116,722	137,890	23,274	18,590

CHANGE IN UNITS:
Beginning units	1,664	1,794	1,310	2,255	6,609	4,019	281	286
Units purchased	1,034	30	9	80	87	4,316	-	-
Units redeemed	(1,419)	(160)	(13)	(1,025)	(1,002)	(1,726)	(4)	(5)

Ending units	1,279	1,664	1,306	1,310	5,694	6,609	277	281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIS		FGS		FIGBS		FMCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$766	1,021	(837)	(922)	5,192	6,304	(15)	(92)
Realized gain (loss) on investments	118	(18,308)	36,109	15,274	71	13,235	4,305	167
Change in unrealized gain (loss) on investments	4,494	(26,306)	(40,783)	51,946	(17,615)	14,725	(2,895)	3,395
Reinvested capital gains	6,084	15,326	51,745	25,451	8,862	188	15	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,462	(28,267)	46,234	91,749	(3,490)	34,452	1,410	3,470

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	21	25
Transfers between funds	-	(181,378)	(107,963)	(22,388)	-	(119,080)	(4,818)	-
Redemptions (notes 2, 3, and 4)	(835)	(108,270)	(6,928)	(14,009)	-	(125,568)	(9,540)	(95,412)
Adjustments to maintain reserves	(9)	(9)	(75)	(7)	-	(17)	(6)	(7)

Net equity transactions	(844)	(289,657)	(114,966)	(36,404)	-	(244,665)	(14,343)	(95,394)

Net change in contract owners’ equity	10,618	(317,924)	(68,732)	55,345	(3,490)	(210,213)	(12,933)	(91,924)
Contract owners’ equity at beginning of period	47,507	365,431	302,725	247,380	325,896	536,109	12,933	104,857

Contract owners’ equity at end of period	$58,125	47,507	233,993	302,725	322,406	325,896	-	12,933

CHANGE IN UNITS:
Beginning units	1,193	9,739	4,167	4,883	15,353	27,497	324	3,090
Units purchased	-	-	-	1,172	-	-	-	-
Units redeemed	(19)	(8,546)	(1,573)	(1,888)	-	(12,144)	(324)	(2,766)

Ending units	1,174	1,193	2,594	4,167	15,353	15,353	-	324

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMMP2		FOS		FTVDM2		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,240)	(1,474)	157	(141)	703	1,346	(699)	32,853
Realized gain (loss) on investments	-	-	4,184	7,386	11,189	15	(11,062)	(43,663)
Change in unrealized gain (loss) on investments	-	-	19,980	24,727	(14,375)	13,093	670	(14,871)
Reinvested capital gains	-	-	18,468	1,072	2,632	980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,240)	(1,474)	42,789	33,044	149	15,434	(11,091)	(25,681)

Equity transactions:
Purchase payments received from contract owners (note 4)	35	151,606	9	71	-	-	-	-
Transfers between funds	1,181,668	340,789	(8,783)	(3,014)	(102,659)	83,587	19,232	(30,706)
Redemptions (notes 2, 3, and 4)	(46,833)	(541,351)	(6,438)	(42,988)	(2,164)	(847)	(60,834)	(205,215)
Adjustments to maintain reserves	(19)	(15)	(25)	(2)	(37)	11	(5)	(4)

Net equity transactions	1,134,851	(48,971)	(15,237)	(45,933)	(104,860)	82,751	(41,607)	(235,925)

Net change in contract owners’ equity	1,133,611	(50,445)	27,552	(12,889)	(104,711)	98,185	(52,698)	(261,606)
Contract owners’ equity at beginning of period	231,585	282,030	234,293	247,182	136,850	38,665	207,392	468,998

Contract owners’ equity at end of period	$1,365,196	231,585	261,845	234,293	32,139	136,850	154,694	207,392

CHANGE IN UNITS:
Beginning units	20,005	24,334	6,056	7,344	2,651	859	21,287	45,463
Units purchased	151,438	368,828	-	4	4	1,829	2,040	2,133
Units redeemed	(52,926)	(373,157)	(372)	(1,292)	(2,003)	(37)	(6,555)	(26,309)

Ending units	118,517	20,005	5,684	6,056	652	2,651	16,772	21,287

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVSV2		FTVUG2		TIF2		RVARS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$764	1,314	716	1,048	4,766	10,182	(419)	731
Realized gain (loss) on investments	1,155	(12,083)	(11)	211	(1,747)	(35,654)	212	349
Change in unrealized gain (loss) on investments	20,375	5,949	(1,472)	323	8,811	15,359	4,707	4,860
Reinvested capital gains	3,130	7,115	-	-	-	-	2,356	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,424	2,295	(767)	1,582	11,830	(10,113)	6,856	5,940

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(5,156)	(265)	1,286	(28,735)	(614)	11,283	909	(3,865)
Redemptions (notes 2, 3, and 4)	(16,201)	(25,293)	(142)	-	(7,844)	(83,633)	(1,415)	-
Adjustments to maintain reserves	(19)	69	(4)	(2)	6	40	(6)	(8)

Net equity transactions	(21,376)	(25,489)	1,140	(28,737)	(8,452)	(72,310)	(512)	(3,873)

Net change in contract owners’ equity	4,048	(23,194)	373	(27,155)	3,378	(82,423)	6,344	2,067
Contract owners’ equity at beginning of period	104,247	127,441	34,725	61,880	302,919	385,342	88,986	86,919

Contract owners’ equity at end of period	$108,295	104,247	35,098	34,725	306,297	302,919	95,330	88,986

CHANGE IN UNITS:
Beginning units	1,949	2,498	2,140	4,009	11,761	14,730	7,823	8,164
Units purchased	26	104	80	-	63	1,188	78	453
Units redeemed	(354)	(653)	(9)	(1,869)	(366)	(4,157)	(114)	(794)

Ending units	1,621	1,949	2,211	2,140	11,458	11,761	7,787	7,823

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACC1		ACGI		AVSCE		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$806	1,036	6,481	8,544	(24)	3	(16)	(8)
Realized gain (loss) on investments	(1,028)	(890)	(776)	(5,098)	160	(10)	3	1
Change in unrealized gain (loss) on investments	15,805	96	122,572	(3,206)	1,531	1,736	199	944
Reinvested capital gains	-	1,303	-	7,406	759	849	351	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,583	1,545	128,277	7,646	2,426	2,578	537	937

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6	47	-	-	-	-
Transfers between funds	(10,543)	5,100	(11,209)	(2,357)	-	-	-	1,959
Redemptions (notes 2, 3, and 4)	(28,140)	-	(12,831)	(50,195)	(2,223)	-	9	3
Adjustments to maintain reserves	(5)	1	12	7	14	(3)	(12)	(4)

Net equity transactions	(38,688)	5,101	(24,022)	(52,498)	(2,209)	(3)	(3)	1,958

Net change in contract owners’ equity	(23,105)	6,646	104,255	(44,852)	217	2,575	534	2,895
Contract owners’ equity at beginning of period	53,242	46,596	468,940	513,792	12,183	9,608	2,895	-

Contract owners’ equity at end of period	$30,137	53,242	573,195	468,940	12,400	12,183	3,429	2,895

CHANGE IN UNITS:
Beginning units	1,951	1,687	10,926	12,178	455	455	196	-
Units purchased	3	356	-	13	-	-	-	196
Units redeemed	(1,123)	(92)	(497)	(1,265)	(69)	-	-	-

Ending units	831	1,951	10,429	10,926	386	455	196	196

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGS		OVSC		WRASP		WRMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,032)	858	(139)	451	166	56	(417)	(186)
Realized gain (loss) on investments	12,345	2,549	29,551	536	7	598	124	14,926
Change in unrealized gain (loss) on investments	13,990	48,048	10,098	40,112	(291)	6,074	(1,603)	3,552
Reinvested capital gains	14,929	8,845	19,580	2,509	1,351	368	10,307	1,208

Net increase (decrease) in contract owners’ equity resulting from operations	40,232	60,300	59,090	43,608	1,233	7,096	8,411	19,500

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(2,622)	(7,115)	(109,896)	81,949	-	-	69,241	(17,299)
Redemptions (notes 2, 3, and 4)	(38,242)	(26,091)	(17,088)	(17,724)	-	(56,011)	-	-
Adjustments to maintain reserves	62	(7)	13	(63)	(3)	(1)	(16)	(7)

Net equity transactions	(40,802)	(33,213)	(126,971)	64,162	(3)	(56,012)	69,225	(17,306)

Net change in contract owners’ equity	(570)	27,087	(67,881)	107,770	1,230	(48,916)	77,636	2,194
Contract owners’ equity at beginning of period	269,821	242,734	295,566	187,796	12,239	61,155	17,707	15,513

Contract owners’ equity at end of period	$269,251	269,821	227,685	295,566	13,469	12,239	95,343	17,707

CHANGE IN UNITS:
Beginning units	4,060	4,645	4,486	3,367	540	3,062	492	640
Units purchased	49	24	5	1,458	-	-	1,828	3,040
Units redeemed	(589)	(609)	(1,694)	(339)	-	(2,522)	-	(3,188)

Ending units	3,520	4,060	2,797	4,486	540	540	2,320	492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABS		JACAS		JAFBS		SBVSG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$504	2,212	(1,319)	(515)	1,223	1,940	(260)	(217)
Realized gain (loss) on investments	13,656	36,285	4,080	2,435	42	40	4,224	(6,986)
Change in unrealized gain (loss) on investments	12,023	(8,735)	24,395	72,170	(4,949)	6,699	(3,866)	16,909
Reinvested capital gains	1,351	4,031	47,017	20,763	2,275	-	8,008	4,593

Net increase (decrease) in contract owners’ equity resulting from operations	27,534	33,793	74,173	94,853	(1,409)	8,679	8,106	14,299

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(1,037)	(1,048)	-	-	674	-	(1,287)	(29,049)
Redemptions (notes 2, 3, and 4)	(35,680)	(128,640)	(9,136)	(10,107)	(536)	(337)	(14,097)	(16)
Adjustments to maintain reserves	(10)	38	13	17	(4)	5	(16)	31

Net equity transactions	(36,727)	(129,650)	(9,123)	(10,090)	134	(332)	(15,400)	(29,034)

Net change in contract owners’ equity	(9,193)	(95,857)	65,050	84,763	(1,275)	8,347	(7,294)	(14,735)
Contract owners’ equity at beginning of period	169,300	265,157	338,663	253,900	96,416	88,069	67,674	82,409

Contract owners’ equity at end of period	$160,107	169,300	403,713	338,663	95,141	96,416	60,380	67,674

CHANGE IN UNITS:
Beginning units	3,842	6,815	3,875	4,026	7,929	7,957	1,496	2,602
Units purchased	35	13	-	-	56	-	17	87
Units redeemed	(752)	(2,986)	(94)	(151)	(45)	(28)	(323)	(1,193)

Ending units	3,125	3,842	3,781	3,875	7,940	7,929	1,190	1,496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	M2IGSS		MNDSC		MVFSC		MSVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6)	(203)	(87)	(60)	2,910	3,248	1,145	1,717
Realized gain (loss) on investments	7,027	(1)	30	11	9,477	23,098	(1,104)	(24,313)
Change in unrealized gain (loss) on investments	(7,898)	7,143	(4,138)	5,530	61,146	(31,361)	34,045	(15,992)
Reinvested capital gains	-	6,199	4,485	1,899	8,371	14,879	-	2,040

Net increase (decrease) in contract owners’ equity resulting from operations	(877)	13,138	290	7,380	81,904	9,864	34,086	(36,548)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(73,283)	-	-	-	51,983	(8,659)	71,184	(61,314)
Redemptions (notes 2, 3, and 4)	-	-	-	-	(17,271)	(64,726)	(2,722)	(773)
Adjustments to maintain reserves	(4)	(1)	(1)	(2)	(41)	20	12	9

Net equity transactions	(73,287)	(1)	(1)	(2)	34,671	(73,365)	68,474	(62,078)

Net change in contract owners’ equity	(74,164)	13,137	289	7,378	116,575	(63,501)	102,560	(98,626)
Contract owners’ equity at beginning of period	74,164	61,027	23,746	16,368	358,451	421,952	71,940	170,566

Contract owners’ equity at end of period	$-	74,164	24,035	23,746	475,026	358,451	174,500	71,940

CHANGE IN UNITS:
Beginning units	3,346	3,346	668	668	7,611	9,213	1,707	3,403
Units purchased	-	-	-	-	1,324	6	1,481	17
Units redeemed	(3,346)	-	-	-	(799)	(1,608)	(162)	(1,713)

Ending units	-	3,346	668	668	8,136	7,611	3,026	1,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX2		MCIF2		NAMAA2		NVCMD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,173	634	55	10	(634)	-	(137)	683
Realized gain (loss) on investments	67	23,237	212	-	239	-	10,362	(29)
Change in unrealized gain (loss) on investments	13,672	(10,095)	-	50	18,105	-	(3,998)	9,608
Reinvested capital gains	382	3,218	37	-	-	-	-	3,882

Net increase (decrease) in contract owners’ equity resulting from operations	16,294	16,994	304	60	17,710	-	6,227	14,144

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	77,750	(16,031)	5,363	1,215	184,826	-	-	-
Redemptions (notes 2, 3, and 4)	-	(35,947)	(961)	-	(4,400)	-	(157,647)	(10)
Adjustments to maintain reserves	14	5	3	(8)	1	-	(7)	9

Net equity transactions	77,764	(51,973)	4,405	1,207	180,427	-	(157,654)	(1)

Net change in contract owners’ equity	94,058	(34,979)	4,709	1,267	198,137	-	(151,427)	14,143
Contract owners’ equity at beginning of period	45,351	80,330	1,267	-	-	-	151,427	137,284

Contract owners’ equity at end of period	$139,409	45,351	5,976	1,267	198,137	-	-	151,427

CHANGE IN UNITS:
Beginning units	1,746	3,632	87	-	-	-	8,421	8,421
Units purchased	2,502	3,325	298	87	12,201	-	-	-
Units redeemed	(1)	(5,211)	(53)	-	(277)	-	(8,421)	-

Ending units	4,247	1,746	332	87	11,924	-	-	8,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVLCP1		NVMLG2		NVMMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(673)	(695)	7,663	-	(1,375)	(906)	(142)	(145)
Realized gain (loss) on investments	78	(40)	(492)	-	(3,714)	(7,181)	25	(20,285)
Change in unrealized gain (loss) on investments	12,744	10,662	(7,329)	-	62,474	(44,174)	(7,908)	24,342
Reinvested capital gains	1,795	4,828	-	-	69,182	132,380	5,876	4,479

Net increase (decrease) in contract owners’ equity resulting from operations	13,944	14,755	(158)	-	126,567	80,119	(2,149)	8,391

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	473,814	-	4,182	58,429	-	(40,432)
Redemptions (notes 2, 3, and 4)	-	-	(50,144)	-	(8,281)	(10)	-	-
Adjustments to maintain reserves	(2)	(3)	15	-	(20)	34	(2)	3

Net equity transactions	(2)	(3)	423,685	-	(4,119)	58,453	(2)	(40,429)

Net change in contract owners’ equity	13,942	14,752	423,527	-	122,448	138,572	(2,151)	(32,038)
Contract owners’ equity at beginning of period	182,317	167,565	-	-	318,176	179,604	40,831	72,869

Contract owners’ equity at end of period	$196,259	182,317	423,527	-	440,624	318,176	38,680	40,831

CHANGE IN UNITS:
Beginning units	10,927	10,927	-	-	9,690	7,086	1,057	3,017
Units purchased	-	-	47,128	-	128	3,613	-	-
Units redeemed	-	-	(4,992)	-	(188)	(1,009)	-	(1,960)

Ending units	10,927	10,927	42,136	-	9,630	9,690	1,057	1,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVOLG1		SCF2		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$104	321	2,120	-	(524)	(316)	(135)	(89)
Realized gain (loss) on investments	76	(12,476)	(191)	-	(33)	(207)	(36)	(82)
Change in unrealized gain (loss) on investments	5,122	3,648	8,318	-	24,893	12,687	6,450	934
Reinvested capital gains	-	-	-	-	1,165	3,093	-	90

Net increase (decrease) in contract owners’ equity resulting from operations	5,302	(8,507)	10,247	-	25,501	15,257	6,279	853

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	182	(19,381)	628,267	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(314)	-	(37,078)	-	-	-	-	-
Adjustments to maintain reserves	(13)	2	7	-	(5)	(5)	(1)	(1)

Net equity transactions	(145)	(19,379)	591,196	-	(5)	(5)	(1)	(1)

Net change in contract owners’ equity	5,157	(27,886)	601,443	-	25,496	15,252	6,278	852
Contract owners’ equity at beginning of period	22,348	50,234	-	-	85,429	70,177	20,344	19,492

Contract owners’ equity at end of period	$27,505	22,348	601,443	-	110,925	85,429	26,622	20,344

CHANGE IN UNITS:
Beginning units	1,013	2,243	-	-	3,480	3,480	1,028	1,028
Units purchased	8	62	55,332	-	-	-	-	-
Units redeemed	(12)	(1,292)	(3,606)	-	-	-	-	-

Ending units	1,009	1,013	51,726	-	3,480	3,480	1,028	1,028

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMCG		AMINS		AMMCGS		AMRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,072)	(876)	(27)	116	(158)	(120)	(183)	-
Realized gain (loss) on investments	19,240	2,577	3,342	529	292	976	43	-
Change in unrealized gain (loss) on investments	(13,174)	74,059	4,672	4,095	(349)	9,234	14,250	-
Reinvested capital gains	31,630	12,657	1,060	3,482	5,218	1,933	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,624	88,417	9,047	8,222	5,003	12,023	14,110	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6	47	-	-	-	-
Transfers between funds	(28,501)	(4,047)	(6,452)	(1,395)	-	(2,575)	69,241	-
Redemptions (notes 2, 3, and 4)	(14,943)	(4,681)	(4,684)	(1,388)	(507)	(537)	-	-
Adjustments to maintain reserves	(40)	112	12	5	(14)	13	(9)	-

Net equity transactions	(43,484)	(8,616)	(11,118)	(2,731)	(521)	(3,099)	69,232	-

Net change in contract owners’ equity	(6,860)	79,801	(2,071)	5,491	4,482	8,924	83,342	-
Contract owners’ equity at beginning of period	308,682	228,881	75,954	70,463	40,640	31,716	-	-

Contract owners’ equity at end of period	$301,822	308,682	73,883	75,954	45,122	40,640	83,342	-

CHANGE IN UNITS:
Beginning units	3,951	4,089	3,419	3,558	1,923	2,089	-	-
Units purchased	4	-	1	6	-	-	2,634	-
Units redeemed	(525)	(138)	(475)	(145)	(22)	(166)	-	-

Ending units	3,430	3,951	2,945	3,419	1,901	1,923	2,634	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		PMVAAD		PMVFAD		PMVHYA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,380	2,027	5,488	1,876	248	226	51,976	40,620
Realized gain (loss) on investments	(37)	(21)	480	23	(20)	(423)	17,670	4,961
Change in unrealized gain (loss) on investments	(1,951)	1,092	1,412	1,392	(629)	570	(34,441)	20,396
Reinvested capital gains	-	-	-	-	8	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	392	3,098	7,380	3,291	(393)	373	35,205	65,977

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	12	34,864
Transfers between funds	1,875	-	(72)	79	-	189	(1,127,578)	504,196
Redemptions (notes 2, 3, and 4)	(285)	-	(2,396)	(214)	(486)	(12,288)	(47,772)	(91,956)
Adjustments to maintain reserves	3	(2)	(6)	20	3	(4)	(112)	139

Net equity transactions	1,593	(2)	(2,474)	(115)	(483)	(12,103)	(1,175,450)	447,243

Net change in contract owners’ equity	1,985	3,096	4,906	3,176	(876)	(11,730)	(1,140,245)	513,220
Contract owners’ equity at beginning of period	103,089	99,993	48,049	44,873	5,081	16,811	1,398,416	885,196

Contract owners’ equity at end of period	$105,074	103,089	52,955	48,049	4,205	5,081	258,171	1,398,416

CHANGE IN UNITS:
Beginning units	7,837	7,837	3,516	3,526	352	1,262	39,609	26,419
Units purchased	141	-	1	7	-	23	242	64,441
Units redeemed	(21)	-	(157)	(17)	(35)	(933)	(32,755)	(51,251)

Ending units	7,957	7,837	3,360	3,516	317	352	7,096	39,609

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVTRA		PVTSCB		TRBCG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$318	3,344	5,919	8,850	187	-	(2,230)	(2,245)
Realized gain (loss) on investments	185	1,797	(3,505)	(1,408)	935	-	131,363	17,078
Change in unrealized gain (loss) on investments	(5,026)	4,069	(31,026)	26,867	-	-	(102,951)	150,661
Reinvested capital gains	-	-	20,370	5,790	-	-	65,550	23,121

Net increase (decrease) in contract owners’ equity resulting from operations	(4,523)	9,210	(8,242)	40,099	1,122	-	91,732	188,615

Equity transactions:
Purchase payments received from contract owners (note 4)	79	642	70	499	-	-	12	95
Transfers between funds	33,922	31,401	(453,751)	(6,177)	(1,121)	-	(127,329)	52,819
Redemptions (notes 2, 3, and 4)	(8,349)	(83,016)	(17,476)	(72,189)	-	-	(93,593)	(7,580)
Adjustments to maintain reserves	(1)	40	(23)	60	(1)	-	64	(21)

Net equity transactions	25,651	(50,933)	(471,180)	(77,807)	(1,122)	-	(220,846)	45,313

Net change in contract owners’ equity	21,128	(41,723)	(479,422)	(37,708)	-	-	(129,114)	233,928
Contract owners’ equity at beginning of period	313,738	355,461	479,422	517,130	-	-	710,713	476,785

Contract owners’ equity at end of period	$334,866	313,738	-	479,422	-	-	581,599	710,713

CHANGE IN UNITS:
Beginning units	20,086	23,114	20,571	24,014	-	-	11,768	10,487
Units purchased	2,778	11,935	1,557	488	1,337	-	27	1,809
Units redeemed	(1,063)	(14,963)	(22,128)	(3,931)	(1,337)	-	(3,595)	(528)

Ending units	21,801	20,086	-	20,571	-	-	8,200	11,768

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TREI2		WFVSCG		IVKMG1		BRVHY3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$780	979	(62)	(41)	-	(8)	-	1,930
Realized gain (loss) on investments	16	(42)	17	-	-	(1,293)	-	(13,440)
Change in unrealized gain (loss) on investments	9,844	(1,921)	(704)	5,417	-	195	-	-
Reinvested capital gains	5,627	1,373	1,962	699	-	584	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,267	389	1,213	6,075	-	(522)	-	(11,510)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	17
Transfers between funds	6,500	-	-	-	-	(4,820)	-	11,522
Redemptions (notes 2, 3, and 4)	(1)	-	-	-	-	(4)	-	(28)
Adjustments to maintain reserves	(13)	(2)	(2)	(7)	-	-	-	(1)

Net equity transactions	6,486	(2)	(2)	(7)	-	(4,824)	-	11,510

Net change in contract owners’ equity	22,753	387	1,211	6,068	-	(5,346)	-	-
Contract owners’ equity at beginning of period	64,548	64,161	16,670	10,602	-	5,346	-	-

Contract owners’ equity at end of period	$87,301	64,548	17,881	16,670	-	-	-	-

CHANGE IN UNITS:
Beginning units	2,431	2,431	353	353	-	242	-	-
Units purchased	205	-	-	-	-	-	-	86,712
Units redeemed	-	-	-	-	-	(242)	-	(86,712)

Ending units	2,636	2,431	353	353	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVED3		CLVHY2		NVAMVZ		NVMIG6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	169	-	(290)	-	(4)	-	(7)
Realized gain (loss) on investments	-	(12,308)	-	3,083	-	189	-	(981)
Change in unrealized gain (loss) on investments	-	(106)	-	(8,467)	-	-	-	347
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(12,245)	-	(5,674)	-	185	-	(641)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(48,244)	-	(514,636)	-	(186)	-	(4,231)
Redemptions (notes 2, 3, and 4)	-	(1)	-	-	-	-	-	(4)
Adjustments to maintain reserves	-	4	-	(1)	-	1	-	(2)

Net equity transactions	-	(48,241)	-	(514,637)	-	(185)	-	(4,237)

Net change in contract owners’ equity	-	(60,486)	-	(520,311)	-	-	-	(4,878)
Contract owners’ equity at beginning of period	-	60,486	-	520,311	-	-	-	4,878

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	3,948	-	45,600	-	-	-	332
Units purchased	-	-	-	-	-	1,623	-	-
Units redeemed	-	(3,948)	-	(45,600)	-	(1,623)	-	(332)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2		SCGF2		NVSIX2		OVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	212	-	(1)	-	81	-	(69)
Realized gain (loss) on investments	-	(6,737)	-	(187)	-	2,025	-	4,206
Change in unrealized gain (loss) on investments	-	-	-	-	-	(60)	-	(6,546)
Reinvested capital gains	-	6,588	-	225	-	601	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	63	-	37	-	2,647	-	(2,409)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(63)	-	(37)	-	(16,915)	-	(76,898)
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	(10)	-	-
Adjustments to maintain reserves	-	-	-	-	-	1	-	13

Net equity transactions	-	(63)	-	(37)	-	(16,924)	-	(76,885)

Net change in contract owners’ equity	-	-	-	-	-	(14,277)	-	(79,294)
Contract owners’ equity at beginning of period	-	-	-	-	-	14,277	-	79,294

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	758	-	1,926
Units purchased	-	880	-	62	-	-	-	-
Units redeemed	-	(880)	-	(62)	-	(758)	-	(1,926)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		GVMSAS		WRHIP
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(39)	-	(4)	-	706
Realized gain (loss) on investments	-	(3,527)	-	(44)	-	(44)
Change in unrealized gain (loss) on investments	-	432	-	-	-	(99)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3,134)	-	(48)	-	563

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-
Transfers between funds	-	(33,523)	-	49	-	(11,318)
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	-
Adjustments to maintain reserves	-	1	-	(1)	-	-

Net equity transactions	-	(33,522)	-	48	-	(11,318)

Net change in contract owners’ equity	-	(36,656)	-	-	-	(10,755)
Contract owners’ equity at beginning of period	-	36,656	-	-	-	10,755

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	3,112	-	-	-	713
Units purchased	-	-	-	775	-	-
Units redeemed	-	(3,112)	-	(775)	-	(713)

Ending units	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-13 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)*
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)*
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)*
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)*
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)*
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP Fund: Class 2 (FTVGS2)*
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)*
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)*
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)*
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)*
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)*
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)*
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)*
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)*
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)*
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)*
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)*
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)*
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)*
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)*
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)*
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)*
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)*
WELLS FARGO FUNDS
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)	11/12/2021
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)	2/8/2021
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	1/21/2021
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	11/25/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	8/6/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
IVMCC2	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	5/1/2021

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The Maximum variable account charge for contracts offered through the Separate Account is 0.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% of the daily value of the allocations to the underlying fund options
Rider Charge - annualized and assessed through a reduction in unit value
One-Year Enhanced Death Benefit Option	0.20%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$11,702,305	$-	$-	$11,702,305

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	46	648
ALVSVA	98	320
ACVI	3,100	22,672
ACVIP2	4,375	10,624
ACVMV1	7,975	96,844
ACVV	11,825	32,380
ACVV2	69,033	317
BRVTR3	29,650	30,488
MLVGA3	33,201	50,589
DCAP	50,317	674,426
DSIF	4,402	281
DVSCS	74,936	100,712
DWVSVS	360	443
FQB	6,304	21,181
FCS	2,627	411
FEIS	7,063	1,049
FGS	51,745	115,728
FIGBS	15,182	1,128
FMCS	35	14,380
FMMP2	1,717,254	583,625
FOS	19,567	16,155
FTVDM2	3,990	105,479
FTVGI2	18,990	61,290
FTVSV2	6,004	23,467
FTVUG2	2,123	262
TIF2	7,612	11,304
RVARS	3,264	1,833
ACC1	1,111	38,988
ACGI	8,369	25,923
AVSCE	783	2,270
OVAG	351	7
OVGI	-	1
OVGS	18,310	45,278
OVSC	21,142	128,685
WRASP	1,561	44
WRMCG	79,547	417
JABS	4,135	38,997
JACAS	47,017	10,455
JAFBS	4,504	867
SBVSG	8,852	16,487
M2IGSS	-	73,289
MNDSC	4,485	86
MVFSC	87,640	41,647
MSVRE	77,488	7,881
GVEX2	80,569	264
MCIF2	5,463	968
NAMAA2	184,826	5,035

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVCMD2	-	157,783
NVDBL2	2,173	1,051
NVLCP1	481,675	50,342
NVMLG2	73,361	9,653
NVMMG2	5,876	142
NVMMV2	377	405
NVOLG1	634,518	41,209
SCF2	1,165	523
SCVF2	-	135
AMCG	31,935	44,821
AMINS	1,323	11,419
AMMCGS	5,218	665
AMRS	69,440	382
AMTB	4,620	649
PMVAAD	5,775	2,756
PMVFAD	280	510
PMVHYA	64,794	1,188,157
PMVLDA	44,046	18,077
PMVTRA	62,832	507,701
PVTSCB	68,404	69,338
TRBCG2	67,110	224,700
TREI2	13,167	260
WFVSCG	1,962	62

	$4,427,282	$4,746,365

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.55%			109	54.45			5,935	0.80%	27.45%
2020	0.55%			121	42.72			5,169	1.64%	2.16%
2019	0.55%			112	41.82			4,684	1.26%	23.23%
2018	0.55%			118	33.93			4,004	1.00%	-6.13%
2017	0.55%			133	36.15			4,808	1.46%	18.27%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.35%			180	76.67			13,800	0.76%	35.47%
2020	0.35%			184	56.59			10,413	1.05%	3.01%
2019	0.35%			189	54.94			10,384	0.59%	19.68%
2018	0.35%			193	45.91			8,860	0.48%	-15.33%
2017	0.35%			197	54.22			10,681	0.13%	12.75%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.35%	to	0.55%	1,933	42.60	to	41.00	82,246	0.16%	8.37%	to	8.15%
2020	0.35%	to	0.55%	2,464	39.31	to	37.91	96,691	0.48%	25.44%	to	25.19%
2019	0.35%	to	0.55%	2,617	31.34	to	30.28	81,903	0.91%	27.97%	to	27.71%
2018	0.35%	to	0.55%	3,150	24.49	to	23.71	77,041	1.26%	-15.52%	to	-15.69%
2017	0.35%	to	0.55%	3,118	28.99	to	28.12	90,242	0.88%	30.75%	to	30.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.35%	to	0.55%	6,632	19.87	to	19.12	130,861	3.13%	5.90%	to	5.68%
2020	0.35%	to	0.55%	7,150	18.76	to	18.09	133,269	1.20%	9.17%	to	8.95%
2019	0.35%	to	0.55%	11,271	17.18	to	16.61	192,935	2.31%	8.52%	to	8.30%
2018	0.35%	to	0.55%	11,733	15.84	to	15.33	185,037	2.85%	-3.16%	to	-3.36%
2017	0.35%	to	0.55%	11,880	16.35	to	15.87	193,489	2.58%	3.31%	to	3.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.35%	to	0.55%	11,364	48.89	to	47.28	554,835	1.13%	22.77%	to	22.53%
2020	0.35%	to	0.55%	13,465	39.82	to	38.59	535,377	1.83%	0.86%	to	0.65%
2019	0.35%	to	0.55%	13,895	39.48	to	38.34	547,854	2.04%	28.70%	to	28.44%
2018	0.35%	to	0.55%	15,959	30.68	to	29.85	488,921	1.43%	-13.14%	to	-13.32%
2017	0.35%	to	0.55%	15,042	35.32	to	34.43	530,528	1.50%	11.30%	to	11.08%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.35%	to	0.55%	9,310	52.75	to	50.77	490,285	1.74%	24.07%	to	23.83%
2020	0.35%	to	0.55%	9,904	42.52	to	41.00	420,447	2.40%	0.62%	to	0.42%
2019	0.35%	to	0.55%	9,438	42.25	to	40.83	398,487	2.13%	26.59%	to	26.34%
2018	0.35%	to	0.55%	9,619	33.38	to	32.32	320,844	1.67%	-9.47%	to	-9.65%
2017	0.35%	to	0.55%	13,041	36.87	to	35.77	480,439	1.66%	8.37%	to	8.15%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.55%			4,579	16.22			74,277	1.91%	23.60%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.55%			3,948	15.32			60,486	1.26%	26.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2017	0.35%			87,582	11.13			974,965	4.63%	6.70%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.55%			6,465	11.65			75,294	1.42%	-2.23%
2020	0.55%			6,643	11.91			79,129	1.90%	7.95%
2019	0.55%			6,643	11.03			73,304	1.06%	8.55%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.35%	to	0.55%	6,440	25.81	to	25.16	166,053	0.81%	6.04%	to	5.83%
2020	0.35%	to	0.55%	8,288	24.34	to	23.78	200,521	1.19%	20.29%	to	20.04%
2019	0.35%	to	0.55%	12,414	20.24	to	19.81	250,124	1.27%	17.34%	to	17.11%
2018	0.35%	to	0.55%	13,549	17.25	to	16.91	232,819	1.05%	-7.90%	to	-8.09%
2017	0.35%	to	0.55%	7,622	18.73	to	18.40	142,074	1.28%	13.31%	to	13.08%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.35%	to	0.55%	11,063	50.86	to	49.04	558,869	0.76%	23.26%	to	23.01%
2019	0.35%	to	0.55%	11,468	41.26	to	39.86	472,641	1.16%	35.62%	to	35.35%
2018	0.35%	to	0.55%	14,981	30.42	to	29.45	455,360	1.26%	-7.18%	to	-7.37%
2017	0.35%	to	0.55%	15,602	32.78	to	31.80	510,899	1.33%	26.89%	to	26.63%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.35%			1,280	70.73			90,536	1.15%	27.96%
2020	0.35%			1,280	55.27			70,752	1.38%	17.59%
2019	0.35%			5,281	47.00			248,231	1.71%	30.72%
2018	0.35%			5,281	35.96			189,888	1.62%	-4.97%
2017	0.35%	to	0.55%	8,017	37.84	to	36.71	300,247	1.83%	21.11%	to	20.87%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.35%	to	0.55%	1,279	78.17	to	75.22	99,856	0.71%	25.70%	to	25.45%
2020	0.35%	to	0.55%	1,664	62.19	to	59.96	103,158	1.07%	10.25%	to	10.03%
2019	0.35%	to	0.55%	1,794	56.40	to	54.50	100,929	1.17%	21.78%	to	21.54%
2018	0.35%	to	0.55%	3,244	46.31	to	44.84	148,049	0.58%	-9.30%	to	-9.48%
2017	0.35%	to	0.55%	1,947	51.06	to	49.53	99,191	0.87%	12.01%	to	11.79%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.35%			45,600	11.41			520,311	0.00%	16.11%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.35%	to	0.55%	1,306	24.10	to	23.68	31,405	0.61%	33.55%	to	33.28%
2020	0.35%	to	0.55%	1,310	18.04	to	17.77	23,611	0.85%	-2.52%	to	-2.71%
2019	0.35%	to	0.55%	2,255	18.51	to	18.26	41,686	0.80%	27.27%	to	27.02%
2018	0.35%	to	0.55%	2,458	14.54	to	14.38	35,727	0.49%	-17.24%	to	-17.40%
2017	0.35%	to	0.55%	5,091	17.57	to	17.41	89,398	0.73%	11.37%	to	11.14%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.35%	to	0.55%	5,694	20.53	to	19.75	116,722	2.60%	-1.74%	to	-1.94%
2020	0.35%	to	0.55%	6,609	20.89	to	20.14	137,890	2.64%	7.74%	to	7.52%
2019	0.35%			4,019	19.39			77,924	2.98%	9.06%
2018	0.35%			4,252	17.78			75,593	2.98%	-0.94%
2017	0.35%	to	0.55%	9,477	17.95	to	17.41	169,949	3.84%	3.67%	to	3.46%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.55%			277	84.02			23,274	0.05%	27.01%
2020	0.55%			281	66.16			18,590	0.15%	29.71%
2019	0.55%			286	51.00			14,587	0.37%	30.73%
2018	0.55%			292	39.01			11,392	0.64%	-7.00%
2017	0.55%			297	41.95			12,460	0.91%	21.09%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.35%	to	0.55%	1,174	49.99	to	48.10	58,125	1.81%	24.39%	to	24.14%
2020	0.35%	to	0.55%	1,193	40.19	to	38.75	47,507	0.97%	6.17%	to	5.96%
2019	0.35%	to	0.55%	9,739	37.85	to	36.57	365,431	2.30%	26.88%	to	26.62%
2018	0.35%	to	0.55%	7,573	29.83	to	28.88	225,647	2.21%	-8.72%	to	-8.91%
2017	0.35%	to	0.55%	7,589	32.68	to	31.70	247,720	1.86%	12.41%	to	12.19%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.35%			2,594	90.24			233,993	0.00%	22.65%
2020	0.35%	to	0.55%	4,167	73.57	to	70.94	302,725	0.06%	43.25%	to	42.96%
2019	0.35%	to	0.55%	4,883	51.36	to	49.63	247,380	0.16%	33.71%	to	33.45%
2018	0.35%	to	0.55%	5,060	38.41	to	37.19	191,952	0.13%	-0.63%	to	-0.83%
2017	0.35%	to	0.55%	4,667	38.65	to	37.50	178,594	0.12%	34.53%	to	34.26%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.35%			15,353	21.00			322,406	1.96%	-1.07%
2020	0.35%			15,353	21.23			325,896	1.89%	8.87%
2019	0.35%			27,497	19.50			536,109	2.67%	9.20%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.35%			27,497	17.85			490,954	2.38%	-0.98%
2017	0.35%			31,428	18.03			566,706	2.23%	3.79%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.35%			324	39.92			12,933	0.28%	17.63%
2019	0.35%			3,090	33.93			104,857	0.81%	22.92%
2018	0.35%			3,090	27.61			85,308	0.56%	-14.94%
2017	0.35%			3,090	32.46			100,291	0.63%	20.28%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)
2021	0.35%	to	0.55%	118,517	11.54	to	11.11	1,365,196	0.01%	-0.34%	to	-0.54%
2020	0.35%	to	0.55%	20,005	11.58	to	11.17	231,585	0.17%	-0.11%	to	-0.31%
2019	0.35%	to	0.55%	24,334	11.60	to	11.20	282,030	1.60%	1.41%	to	1.21%
2018	0.35%	to	0.55%	109,264	11.43	to	11.07	1,244,406	1.42%	1.04%	to	0.83%
2017	0.35%	to	0.55%	61,361	11.32	to	10.98	689,585	0.43%	0.08%	to	-0.12%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.35%	to	0.55%	5,684	46.38	to	44.63	261,845	0.45%	19.15%	to	18.92%
2020	0.35%	to	0.55%	6,056	38.92	to	37.53	234,293	0.31%	15.09%	to	14.86%
2019	0.35%	to	0.55%	7,344	33.82	to	32.68	247,182	1.66%	27.23%	to	26.97%
2018	0.35%	to	0.55%	7,800	26.58	to	25.73	206,419	1.78%	-15.18%	to	-15.36%
2017	0.35%	to	0.55%	6,468	31.34	to	30.40	201,685	1.33%	29.65%	to	29.39%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.35%	to	0.55%	652	49.88	to	48.00	32,139	1.27%	-6.07%	to	-6.26%
2020	0.35%	to	0.55%	2,651	53.10	to	51.20	136,850	3.17%	16.77%	to	16.54%
2019	0.35%	to	0.55%	859	45.47	to	43.94	38,665	0.98%	26.25%	to	26.00%
2018	0.35%	to	0.55%	976	36.02	to	34.87	34,807	0.60%	-16.09%	to	-16.26%
2017	0.35%	to	0.55%	2,124	42.93	to	41.64	89,514	0.72%	39.92%	to	39.64%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.35%	to	0.55%	16,772	9.22	to	9.08	154,694	0.00%	-5.33%	to	-5.52%
2020	0.35%	to	0.55%	21,287	9.74	to	9.61	207,392	8.77%	-5.61%	to	-5.80%
2019	0.35%	to	0.55%	45,463	10.32	to	10.21	468,998	6.85%	1.66%	to	1.45%
2018	0.35%	to	0.55%	49,396	10.16	to	10.06	501,355	0.00%	1.58%	to	1.37%
2017	0.35%	to	0.55%	53,221	10.00	to	9.92	531,830	0.00%	1.57%	to	1.37%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.35%	to	0.55%	1,621	66.89	to	64.37	108,295	1.00%	24.93%	to	24.68%
2020	0.35%	to	0.55%	1,949	53.54	to	51.63	104,247	1.64%	4.82%	to	4.61%
2019	0.35%	to	0.55%	2,498	51.08	to	49.35	127,441	1.00%	25.91%	to	25.65%
2018	0.35%	to	0.55%	2,987	40.57	to	39.28	121,080	0.89%	-13.18%	to	-13.36%
2017	0.35%	to	0.55%	3,006	46.73	to	45.33	140,354	0.47%	10.27%	to	10.04%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2021	0.35%			2,211	15.87			35,098	2.40%	-2.17%
2020	0.35%			2,140	16.23			34,725	3.00%	3.47%
2019	0.35%	to	0.55%	4,009	15.68	to	15.15	61,880	7.34%	4.86%	to	4.65%
2018	0.35%			2,139	14.96			31,990	2.72%	-0.02%
2017	0.35%			2,151	14.96			32,175	1.92%	0.99%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.35%	to	0.55%	11,458	26.78	to	25.77	306,297	1.84%	3.79%	to	3.59%
2020	0.35%	to	0.55%	11,761	25.80	to	24.88	302,919	3.49%	-1.50%	to	-1.70%
2019	0.35%	to	0.55%	14,730	26.19	to	25.31	385,342	1.73%	12.13%	to	11.91%
2018	0.35%	to	0.55%	15,613	23.36	to	22.62	364,308	2.67%	-15.74%	to	-15.91%
2017	0.35%	to	0.55%	13,758	27.72	to	26.89	380,785	2.60%	16.29%	to	16.05%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.35%	to	0.55%	7,787	12.34	to	12.13	95,330	0.00%	7.73%	to	7.51%
2020	0.35%	to	0.55%	7,823	11.46	to	11.28	88,986	1.28%	7.01%	to	6.80%
2019	0.35%	to	0.55%	8,164	10.70	to	10.56	86,919	2.33%	4.65%	to	4.44%
2018	0.35%	to	0.55%	8,564	10.23	to	10.11	87,228	0.00%	-5.41%	to	-5.60%
2017	0.35%	to	0.55%	22,125	10.81	to	10.71	238,864	0.00%	3.31%	to	3.11%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2021	0.35%			831	36.27			30,137	1.80%	32.89%
2020	0.35%			1,951	27.29			53,242	2.69%	-1.20%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.35%			1,687	27.62			46,596	1.76%	24.86%
2018	0.35%			2,360	22.12			52,206	1.40%	-12.47%
2017	0.35%			2,433	25.27			61,490	2.33%	17.44%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2021	0.35%	to	0.55%	10,429	54.99	to	52.92	573,195	1.56%	28.06%	to	27.80%
2020	0.35%	to	0.55%	10,926	42.94	to	41.41	468,940	2.34%	1.74%	to	1.53%
2019	0.35%	to	0.55%	12,178	42.21	to	40.78	513,792	1.85%	24.75%	to	24.50%
2018	0.35%	to	0.55%	13,097	33.84	to	32.76	442,951	2.06%	-13.69%	to	-13.86%
2017	0.35%	to	0.55%	12,253	39.20	to	38.03	480,071	1.43%	13.92%	to	13.69%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2021	0.35%			386	32.12			12,400	0.17%	19.98%
2020	0.35%			455	26.77			12,183	0.37%	26.80%
2019	0.35%			455	21.12			9,608	0.00%	26.16%
2018	0.35%			539	16.74			9,022	0.00%	-15.38%
2017	0.35%			539	19.78			10,661	0.00%	13.66%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.55%			196	17.50			3,429	0.00%	18.44%
2020	0.55%			196	14.77			2,895	0.00%	47.72%		* ***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2019	0.55%			1,926	41.17			79,294	0.00%	31.35%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.35%	to	0.55%	3,520	76.61	to	73.73	269,251	0.00%	15.09%	to	14.85%
2020	0.35%	to	0.55%	4,060	66.57	to	64.19	269,821	0.72%	27.19%	to	26.94%
2019	0.35%	to	0.55%	4,645	52.34	to	50.57	242,734	0.89%	31.33%	to	31.06%
2018	0.35%	to	0.55%	7,977	39.86	to	38.58	317,656	0.98%	-13.49%	to	-13.66%
2017	0.35%	to	0.55%	9,654	46.07	to	44.69	442,820	0.97%	36.19%	to	35.92%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.55%			3,112	11.78			36,656	3.77%	10.19%
2018	0.55%			3,112	10.69			33,265	5.03%	-4.93%
2017	0.55%			2,371	11.24			26,658	2.53%	5.69%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.35%			2,797	81.40			227,685	0.36%	22.12%
2020	0.35%	to	0.55%	4,486	66.66	to	64.27	295,566	0.61%	19.51%	to	19.27%
2019	0.35%			3,367	55.78			187,796	0.19%	26.03%
2018	0.35%			3,768	44.26			166,758	0.31%	-10.64%
2017	0.35%			3,872	49.53			191,762	0.85%	13.76%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.35%			540	24.94			13,469	1.62%	10.06%
2020	0.35%			540	22.66			12,239	0.45%	13.48%
2019	0.35%			3,062	19.97			61,155	2.20%	21.35%
2018	0.35%			3,062	16.46			50,395	1.88%	-5.77%
2017	0.35%			3,062	17.47			53,481	1.62%	17.86%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2019	0.35%			713	15.08			10,755	6.43%	10.80%
2018	0.35%			682	13.61			9,284	4.22%	-2.46%
2017	0.35%			2,893	13.96			40,376	5.17%	6.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.35%	to	0.55%	2,320	41.73	to	40.93	95,343	0.00%	15.95%	to	15.72%
2020	0.35%			492	35.99			17,707	0.00%	48.48%
2019	0.35%			640	24.24			15,513	0.00%	37.46%
2018	0.35%	to	0.55%	4,369	17.63	to	17.40	76,188	0.00%	-0.41%	to	-0.61%
2017	0.35%			661	17.71			11,704	0.00%	26.45%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.35%	to	0.55%	3,125	51.71	to	49.76	160,107	0.66%	16.50%	to	16.27%
2020	0.35%	to	0.55%	3,842	44.38	to	42.80	169,300	1.22%	13.63%	to	13.40%
2019	0.35%	to	0.55%	6,815	39.06	to	37.74	265,157	1.66%	21.85%	to	21.60%
2018	0.35%	to	0.55%	12,177	32.06	to	31.03	389,538	1.79%	0.08%	to	-0.12%
2017	0.35%	to	0.55%	12,286	32.03	to	31.07	392,729	1.38%	17.72%	to	17.49%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.35%	to	0.55%	3,781	106.78	to	102.75	403,713	0.00%	22.17%	to	21.93%
2020	0.35%	to	0.55%	3,875	87.40	to	84.27	338,663	0.16%	38.55%	to	38.27%
2019	0.35%	to	0.55%	4,026	63.08	to	60.95	253,900	0.02%	36.37%	to	36.10%
2018	0.35%	to	0.55%	4,448	46.26	to	44.78	205,747	1.18%	1.36%	to	1.16%
2017	0.35%	to	0.55%	5,055	45.64	to	44.27	228,912	0.00%	29.54%	to	29.28%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.35%			7,940	11.98			95,141	1.64%	-1.46%
2020	0.35%			7,929	12.16			96,416	2.44%	9.87%
2019	0.35%			7,957	11.07			88,069	2.88%	8.89%
2018	0.35%			7,708	10.16			78,344	2.68%	-1.63%
2017	0.35%			7,771	10.33			80,296	2.38%	2.99%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2021	0.35%	to	0.55%	1,190	50.83	to	49.35	60,380	0.00%	12.22%	to	11.99%
2020	0.35%	to	0.55%	1,496	45.30	to	44.07	67,674	0.00%	42.76%	to	42.47%
2019	0.35%	to	0.55%	2,602	31.73	to	30.93	82,409	0.00%	26.43%	to	26.18%
2018	0.35%	to	0.55%	5,899	25.10	to	24.51	146,286	0.00%	3.07%	to	2.86%
2017	0.35%			1,067	24.35			25,980	0.00%	23.83%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2018	0.35%			492	32.84			16,158	0.00%	2.85%
2017	0.35%			492	31.93			15,711	0.00%	23.48%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.55%			3,346	22.16			74,164	0.23%	21.53%
2019	0.55%			3,346	18.24			61,027	0.33%	38.82%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.35%			668	35.98			24,035	0.00%	1.22%
2020	0.35%			668	35.55			23,746	0.00%	45.07%
2019	0.35%			668	24.50			16,368	0.00%	40.78%
2018	0.35%			668	17.41			11,627	0.00%	-2.06%
2017	0.35%			3,273	17.77			58,167	0.00%	25.89%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.35%	to	0.55%	8,136	58.84	to	56.62	475,026	1.13%	24.72%	to	24.47%
2020	0.35%	to	0.55%	7,611	47.18	to	45.49	358,451	1.34%	2.86%	to	2.65%
2019	0.35%	to	0.55%	9,213	45.87	to	44.32	421,952	1.86%	29.05%	to	28.79%
2018	0.35%	to	0.55%	11,486	35.54	to	34.41	407,659	1.31%	-10.67%	to	-10.85%
2017	0.35%	to	0.55%	10,882	39.79	to	38.60	432,297	1.71%	16.94%	to	16.70%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.35%	to	0.55%	3,026	58.79	to	56.58	174,500	1.42%	39.31%	to	39.03%
2020	0.35%	to	0.55%	1,707	42.20	to	40.69	71,940	2.34%	-17.14%	to	-17.31%
2019	0.35%	to	0.55%	3,403	50.93	to	49.21	170,566	2.66%	18.52%	to	18.28%
2018	0.35%	to	0.55%	2,012	42.97	to	41.60	86,397	2.03%	-8.04%	to	-8.23%
2017	0.35%	to	0.55%	1,243	46.73	to	45.33	58,018	1.47%	2.75%	to	2.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2018	0.35%			8,349	14.95			124,850	1.65%	-8.05%
2017	0.35%			8,376	16.26			136,221	1.67%	16.27%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.35%	to	0.55%	4,247	33.15	to	32.58	139,409	3.61%	27.64%	to	27.39%
2020	0.35%			1,746	25.97			45,351	1.10%	17.44%
2019	0.35%			3,632	22.12			80,330	1.91%	30.38%
2018	0.35%			3,639	16.96			61,730	1.51%	-5.21%
2017	0.35%			3,639	17.90			65,122	1.69%	20.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.35%			5,428	11.89			64,535	1.89%	-5.96%
2017	0.35%			5,428	12.64			68,624	1.78%	13.63%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	0.35%			332	18.00			5,976	2.43%	23.57%
2020	0.35%			87	14.57			1,267	0.80%	45.68%		* ***

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.35%			11,924	16.62			198,137	0.00%	12.31%		*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2017	0.35%			4,377	13.08			57,254	1.65%	17.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.35%			8,421	17.98			151,427	0.85%	10.30%
2019	0.35%			8,421	16.30			137,284	2.81%	17.73%
2018	0.35%			8,421	13.85			116,608	2.11%	-7.41%
2017	0.35%			8,421	14.96			125,945	1.81%	13.57%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.55%			10,927	17.96			196,259	0.20%	7.65%
2020	0.55%			10,927	16.69			182,317	0.13%	8.80%
2019	0.55%			10,927	15.33			167,565	2.26%	14.71%
2018	0.55%			10,927	13.37			146,081	1.94%	-5.38%
2017	0.55%			10,927	14.13			154,379	1.87%	10.52%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.35%	to	0.55%	42,136	10.05	to	10.04	423,527	1.74%	0.52%	to	0.39	%****
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2019	0.55%			332	14.69			4,878	0.97%	32.11%
2018	0.55%			332	11.12			3,692	1.19%	-17.13%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.35%	to	0.55%	9,630	45.82	to	44.85	440,624	0.00%	39.38%	to	39.10%
2020	0.35%	to	0.55%	9,690	32.88	to	32.24	318,176	0.00%	29.46%	to	29.20%
2019	0.35%	to	0.55%	7,086	25.39	to	24.96	179,604	4.07%	29.76%	to	29.50%
2018	0.35%	to	0.55%	11,941	19.57	to	19.27	233,453	0.05%	-3.69%	to	-3.88%
2017	0.35%			8,613	20.32			175,015	0.10%	29.42%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.35%			1,057	36.59			38,680	0.00%	-5.27%
2020	0.35%			1,057	38.63			40,831	0.00%	59.94%
2019	0.35%			3,017	24.15			72,869	0.00%	36.36%
2018	0.35%			3,319	17.71			58,788	0.00%	-7.37%
2017	0.35%			2,397	19.12			45,838	0.00%	27.08%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.35%	to	0.55%	1,009	27.30	to	26.73	27,505	0.75%	23.58%	to	23.33%
2020	0.35%	to	0.55%	1,013	22.09	to	21.67	22,348	1.61%	-1.49%	to	-1.69%
2019	0.35%	to	0.55%	2,243	22.43	to	22.04	50,234	2.39%	23.41%	to	23.16%
2018	0.35%	to	0.55%	6,543	18.17	to	17.90	118,855	0.92%	-13.46%	to	-13.64%
2017	0.35%	to	0.55%	12,843	21.00	to	20.72	269,598	1.22%	13.44%	to	13.21%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.35%	to	0.55%	51,726	11.63	to	11.61	601,443	0.44%	16.30%	to	16.14	%****
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.35%			758	18.83			14,277	0.82%	24.52%
2018	0.35%			1,410	15.13			21,327	1.10%	-11.65%
2017	0.35%			1,410	17.12			24,140	0.90%	13.78%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.35%	to	0.55%	3,480	32.42	to	31.74	110,925	0.00%	30.05%	to	29.79%
2020	0.35%	to	0.55%	3,480	24.93	to	24.45	85,429	0.02%	21.93%	to	21.68%
2019	0.35%	to	0.55%	3,480	20.45	to	20.09	70,177	0.00%	24.91%	to	24.66%
2018	0.35%	to	0.55%	3,480	16.37	to	16.12	56,270	0.00%	-13.14%	to	-13.32%
2017	0.35%	to	0.55%	3,480	18.85	to	18.60	64,887	0.00%	12.80%	to	12.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2017	0.35%			2,455	18.78			46,108	0.00%	24.21%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.55%			1,028	25.90			26,622	0.00%	30.86%
2020	0.55%			1,028	19.79			20,344	0.00%	4.37%
2019	0.55%			1,028	18.96			19,492	0.90%	18.04%
2018	0.55%			1,028	16.06			16,513	0.34%	-17.58%
2017	0.35%	to	0.55%	3,468	19.75	to	19.49	68,252	0.29%	8.37%	to	8.16%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.35%	to	0.55%	3,430	88.09	to	84.77	301,822	0.00%	12.60%	to	12.37%
2020	0.35%	to	0.55%	3,951	78.23	to	75.43	308,682	0.00%	39.49%	to	39.21%
2019	0.35%	to	0.55%	4,089	56.08	to	54.19	228,881	0.00%	32.28%	to	32.02%
2018	0.35%	to	0.55%	4,189	42.40	to	41.04	177,276	0.00%	-6.73%	to	-6.92%
2017	0.35%	to	0.55%	3,452	45.46	to	44.10	156,573	0.00%	24.85%	to	24.60%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2021	0.35%	to	0.55%	2,945	25.13	to	24.30	73,883	0.32%	12.96%	to	12.73%
2020	0.35%	to	0.55%	3,419	22.25	to	21.56	75,954	0.52%	12.18%	to	11.95%
2019	0.35%	to	0.55%	3,558	19.83	to	19.26	70,463	0.16%	27.24%	to	26.98%
2018	0.35%	to	0.55%	4,010	15.59	to	15.16	62,411	0.16%	-17.24%	to	-17.41%
2017	0.35%	to	0.55%	4,084	18.83	to	18.36	76,816	0.61%	26.32%	to	26.06%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.35%	to	0.55%	1,901	23.76	to	23.47	45,122	0.00%	12.33%	to	12.10%
2020	0.35%	to	0.55%	1,923	21.16	to	20.94	40,640	0.00%	39.22%	to	38.94%
2019	0.35%	to	0.55%	2,089	15.20	to	15.07	31,716	0.00%	32.02%	to	31.75%
2018	0.35%	to	0.55%	2,442	11.51	to	11.44	28,089	0.00%	-6.89%	to	-7.07%
2017	0.35%	to	0.55%	2,483	12.36	to	12.31	30,678	0.00%	24.13%	to	23.88%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2021	0.55%			2,634	31.64			83,342	0.26%	31.79%		* ***
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.35%			7,957	13.21			105,074	2.62%	0.39%
2020	0.35%			7,837	13.15			103,089	2.37%	3.10%
2019	0.35%			7,837	12.76			99,993	1.99%	3.32%
2018	0.35%			7,903	12.35			97,592	1.58%	0.67%
2017	0.35%			7,948	12.27			97,499	1.44%	0.54%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.35%	to	0.55%	3,360	16.02	to	15.72	52,955	10.90%	15.64%	to	15.40%
2020	0.35%	to	0.55%	3,516	13.86	to	13.62	48,049	4.88%	7.53%	to	7.31%
2019	0.35%	to	0.55%	3,526	12.89	to	12.69	44,873	2.83%	11.35%	to	11.13%
2018	0.35%	to	0.55%	3,531	11.57	to	11.42	40,422	3.08%	-5.78%	to	-5.97%
2017	0.35%	to	0.55%	3,515	12.28	to	12.14	42,780	4.48%	12.98%	to	12.76%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.55%			317	13.26			4,205	5.88%	-8.12%
2020	0.55%			352	14.44			5,081	4.87%	10.05%
2019	0.35%	to	0.55%	1,262	13.40	to	13.12	16,811	1.93%	6.54%	to	6.33%
2018	0.35%	to	0.55%	2,252	12.58	to	12.34	28,228	4.73%	-4.41%	to	-4.60%
2017	0.35%	to	0.55%	2,445	13.16	to	12.93	32,090	1.51%	10.35%	to	10.13%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2021	0.35%	to	0.55%	7,096	36.48	to	35.10	258,171	4.40%	3.28%	to	3.08%
2020	0.35%	to	0.55%	39,609	35.32	to	34.05	1,398,416	4.72%	5.35%	to	5.14%
2019	0.35%	to	0.55%	26,419	33.53	to	32.39	885,196	4.57%	14.32%	to	14.09%
2018	0.35%	to	0.55%	12,638	29.33	to	28.39	370,129	5.10%	-2.99%	to	-3.19%
2017	0.35%	to	0.55%	12,727	30.23	to	29.32	384,280	4.88%	6.25%	to	6.04%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.35%	to	0.55%	21,801	15.63	to	15.04	334,866	0.53%	-1.27%	to	-1.47%
2020	0.35%	to	0.55%	20,086	15.83	to	15.26	313,738	1.25%	2.63%	to	2.43%
2019	0.35%	to	0.55%	23,114	15.42	to	14.90	355,461	2.81%	3.66%	to	3.46%
2018	0.35%	to	0.55%	29,546	14.88	to	14.40	436,220	1.90%	-0.02%	to	-0.22%
2017	0.35%	to	0.55%	33,869	14.88	to	14.43	500,411	1.34%	1.00%	to	0.80%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.35%	to	0.55%	20,571	23.36	to	22.52	479,422	2.12%	8.26%	to	8.04%
2019	0.35%	to	0.55%	24,014	21.57	to	20.84	517,130	3.01%	7.98%	to	7.76%
2018	0.35%	to	0.55%	27,249	19.98	to	19.34	543,473	2.54%	-0.89%	to	-1.09%
2017	0.35%	to	0.55%	25,437	20.16	to	19.55	511,805	2.01%	4.56%	to	4.35%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2021	0.35%	to	0.55%	8,200	71.03	to	68.69	581,599	0.00%	16.92%	to	16.68%
2020	0.35%	to	0.55%	11,768	60.75	to	58.87	710,713	0.00%	33.45%	to	33.18%
2019	0.35%	to	0.55%	10,487	45.52	to	44.20	476,785	0.00%	29.12%	to	28.87%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.35%	to	0.55%	11,557	35.26	to	34.30	406,877	0.00%	1.29%	to	1.09%
2017	0.35%	to	0.55%	10,695	34.81	to	33.93	371,672	0.00%	35.35%	to	35.08%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2021	0.35%			2,636	33.13			87,301	1.38%	24.78%
2020	0.35%			2,431	26.55			64,548	2.11%	0.60%
2019	0.35%			2,431	26.39			64,161	2.11%	25.60%
2018	0.35%			2,220	21.01			46,649	1.86%	-10.01%
2017	0.35%			1,862	23.35			43,479	1.19%	15.33%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.35%			353	50.65			17,881	0.00%	7.26%
2020	0.35%			353	47.22			16,670	0.00%	57.23%
2019	0.35%			353	30.03			10,602	0.00%	24.39%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.